SIGNIFICANT TRANSACTIONS, Effects of Pandemic on Economy of Bolivia (Details) - Bolivia [Member] $ in Millions, Bs. in Billions		1 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2021 BOB (Bs.)	May 31, 2021	Sep. 30, 2011	Oct. 31, 2021	Dec. 31, 2022 USD ($) Bs. / $	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Effects of pandemic on economy [Abstract]
Percentage of GDP to provide liquidity in the local market								1.20%
Additional rate for banks and financial companies if the ROE exceeds 6.0 percent	25.00%
Percentage of net profits capitalized for banks and financial companies								100.00%
Percentage of increase in national minimum wage			2.00%
Withdrawal of individual pension fund | Bs.		Bs. 1,070.0
Percentage of GDP for withdrawal of individual pension fund		0.40%
Percentage of economy sank							6.00%	8.80%
Percentage of increase in remittances					30.00%
International reserves							$ 4,800.0
Percentage of GDP as international reserve							12.00%
Decrease in international reserve							$ (500.0)
Percentage of GDP as fiscal deficit							8.00%
Percentage of GDP as public debt							80.00%
Period in which pubic debt is higher							17 years
Events After Reporting Period [Member]
Effects of pandemic on economy [Abstract]
GDP growth rate						2.30%
External bond maturities						$ 1,500.0
Fixed exchange rate | Bs. / $						6.91
Minimum [Member]
Effects of pandemic on economy [Abstract]
Foreign exchange reserves and large government financing needs in next years as percentage of gross domes product				10.00%